TrueShares Technology, AI & Deep Learning ETF (LRNZ)

(the “Fund”)

a series Elevation Series Trust (the “Trust”)

Supplement dated June 23, 2026, to the Summary Prospectus, Prospectus, and

Statement of Additional Information ("SAI") dated April 30, 2026.

On or shortly after July 8, 2026, the Fund will migrate from the NYSE Arca, Inc. exchange to Cboe BZX Exchange, Inc.

If you have questions or need assistance, please contact your financial advisor directly or the Fund at (877) 774-TRUE (8783).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.